Average Annual Total Returns{- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-08 - International Capital Appreciation Portfolio
	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 10 years	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 10 years	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	22.18%	13.48%	10.35%	22.11%	13.36%	10.25%	21.91%	13.19%	10.08%	10.81%	9.11%	5.07%